Related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dreamstart [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 0	$ 454,845	$ 1,611,256
CBG [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	0	0	208,330
JG Fashion [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	0	0	207,461
Lu&co [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	0	10,675	9,402
Acorn Composite [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	0	924,757	0
Account payable - IS seafood [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	2,656	22,810	0
Dragon Law [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	0	2,785	2,026
URBN Hotels [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	3,949	2,820	0
Jia He Hotel [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	4,874	2,513	0
Cachet Hotel [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 619	$ 1,307	$ 0